Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 elizabeth.gioia@prudential.com

May 5, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:
Everlake Life Insurance Company (“Depositor”)
Everlake Financial Advisors Separate Account I (“Registrant”)
Registration Statements on Form N-4
Certification Pursuant to Rule 497(j) of the Securities Act of 1933
Investment Company Act No. 811-09327
Registration Nos.:  333-114560; 333-114561; 333-114562; and 333-102295

Members of the Commission:

In accordance with Rule 497(j) of the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
For each Registration Statement referenced above, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement, and

2.
The text of the most recent post-effective amendments to the Registration Statements has been filed with the Commission electronically on April 14, 2025.

Sincerely,

/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel
Prudential